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State Street Corp.
P.O. Box 5049
Boston, MA 02206-5049

June 16, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.

Washington, D.C. 20549

Attention:     Office of Filings, Information & Consumer Service

Re:      Munder Series Trust ("Trust") (File Nos. 333-102943 and 811-21294)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the following Prospectuses each dated October 31, 2002 do not differ from those contained in Pre-Effective Amendment No. 1 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 10, 2003 (Accession # 0000950131-03-002069).

         1.   Class A, B, C & Y Shares of the Munder Balanced Fund;
         2.   Class A, B, C & Y Shares of the Munder Bond Fund;
         3.   Class A, B, C & Y Shares of the Munder Cash Investment Fund;
         4.   Class A, B, C & Y Shares of the Munder Emerging Markets Fund;
         5.   Class A, B & Y Shares of the Munder Index 500 Fund;
         6.   Class A, B, C & Y Shares of the Munder Intermediate Bond Fund;
         7.   Class A, B, C & Y Shares of the Munder International Bond Fund;
         8.   Class A, B, C & Y Shares of the Munder International Equity Fund;
         9.   Class A, B, C & Y Shares of the Munder International Growth Fund;
         10.  Class A, B, C & Y Shares of the Munder Large-Cap Value Fund;
         11.  Class A, B, C & Y Shares of the Munder Michigan Tax-Free Bond
              Fund;
         12.  Class A, B, II & Y Shares of the Munder MidCap Select Fund;
         13.  Class A, B, C & Y Shares of the Munder Multi-Season Growth Fund;
         14. Class A, B, C & Y Shares of the Munder Real Estate Equity Investment Fund;
         15.  Class A, B, C & Y Shares of the Munder Small-Cap Value Fund;
         16.  Class A, B, C & Y Shares of the Munder Small Company Growth Fund;
         17.  Class A, B, C & Y Shares of the Munder Tax-Free Bond Fund;
         18.  Class A, B, C & Y Shares of the Munder Tax-Free Money Market Fund;
         19. Class A, B, C & Y Shares of the Munder Tax-Free Short & Intermediate Bond Fund (formerly Munder Tax-Free Short-Intermediate Bond Fund);

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Securities and Exchange Commission
Page Two
June 16, 2003

          20. Class A, B, C & Y Shares of the Munder U.S. Government Income Fund; and
          21. Class A, B, C & Y Shares of the Munder U.S. Treasury Money Market Fund.

If you have any questions, please contact me at (617) 662-3969.

Sincerely,

/s/ Francine S. Hayes
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Francine S. Hayes
Counsel

cc:      S. Shenkenberg
         M. West